Debt instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments Classification [Abstract]
Financial assets held for trading		R$ 34,879,681	R$ 59,994,946	R$ 25,193,598
Other Financial assets designated at fair value through profit or loss		1,658,689	1,668,749	1,506,570
Financial assets - available-for-sale		84,716,747	55,829,572	67,103,274
Investments Held-to-Maturity		10,214,454	10,048,761	10,097,836
Loans and receivables		17,616,515	16,283,259	11,812,701
Of which:
Debt instruments		20,400,082	17,838,162	11,957,161
Impairment losses		(2,783,567)	(1,554,903)	(144,460)
Total		149,086,086	143,825,287	115,713,979
Type:
Government securities - Brazil	[1]	122,362,389	122,971,854	93,439,724
Debentures and Promissory notes		12,097,230	12,922,763	11,967,222
Other debt securities		14,626,467	7,930,670	10,307,033
Total		149,086,086	143,825,287	115,713,979
Debt instruments - Currency:
Brazilian Real		137,420,134	134,037,665	109,836,568
US dollar		11,665,952	9,107,513	5,111,982
Euro			680,109	765,429
Total		R$ 149,086,086	R$ 143,825,287	R$ 115,713,979

[1]	Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).